Investment Securities Debt Securities by Contactual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Available-for-sale
Due in one year or less, Amortized Cost	$ 690
Due from one to five years, Amortized Cost	3,365
Due from five to ten years, Amortized Cost	4,966
Due after ten years, Amortized Cost	8,576
Debt securities with single maturity date, Amortized Cost	17,597
Agency mortgage-backed securities, Amortized Cost	1,343
Total debt securities available-for-sale, Amortized Cost	18,940
Due in one year or less, Fair Value	696
Due from one to five years, Fair Value	3,418
Due from five to ten years, Fair Value	5,154
Due after ten years, Fair Value	9,013
Debt securities with single maturity date, Fair Value	18,281
Agency mortgage-backed securities, Fair Value	1,379
Total debt securities available-for-sale, Fair Value	19,660
Held-to-maturity
Due from five to ten years, Amortized Cost	1,500
Due after ten years, Amortized Cost	3,996
Total debt securities held-to-maturity, Amortized Cost	5,496
Due from five to ten years, Fair Value	1,501
Due after ten years, Fair Value	3,976
Total debt securities held-to-maturity, Fair Value	$ 5,477